Schedule I Balance Sheets (Parenthetical) (Details) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	118,098,018	118,098,018	112,417,933
Ordinary shares, shares outstanding	118,098,018	118,098,018	112,417,933